1933 Act
                                                                     Rule 497(j)



May 2, 2002                                                            VIA EDGAR
                                                                       ---------


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


Re:     PHL Variable Separate Account MVA1
        PHL Variable Insurance Company
        Registration No. 333-87218

To the Commission Staff:

      In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the final form of Prospectus does not differ from that contained in the most recent registration statement for such registrant, filed electronically on Form S-1 on April 30, 2002.

            Please call the undersigned at (860) 403-5788 if you have any questions concerning this filing.

Very truly yours,


/s/ Richard J. Wirth
---------------------------
Richard J. Wirth, Counsel
Phoenix Life Insurance Company